Taxes - Analysis of tax rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Applicable tax rate	$ (256)	$ (168)	$ (104)
Effect of disallowed expenditures	(4)	(7)	(13)
Effect of deemed legal entity liquidation	57	0	0
Effect of equity-based compensation	(2)	(3)	(13)
Effect of tax credits and allowances	18	12	11
Effect of deductibility of a statutory expense in Switzerland	0	568	23
Effect of adjustments to contingent consideration and other liabilities	0	2	3
Effect of changes in uncertain tax positions	(43)	(271)	10
Effect of previously unrecognized tax loss carryforward	12	11	0
Effect of 2022 APA on prior years	0	6	(37)
Effect of non-deductible amortization	(9)	(8)	(7)
Effect of other items	(10)	(6)	2
Effect of prior year items	(1)	6	(3)
Total income tax (expense)/income	$ (238)	$ 142	$ (128)
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Applicable tax rate	20.40%	20.20%	22.50%
Effect of disallowed expenditures	0.30%	0.80%	2.80%
Effect of deemed legal entity liquidation	(4.50%)	0.00%	0.00%
Effect of equity-based compensation	0.20%	0.40%	2.80%
Effect of tax credits and allowances	(1.40%)	(1.40%)	(2.40%)
Effect of deductibility of a statutory expense in Switzerland	0.00%	(68.30%)	(5.00%)
Effect of adjustments to contingent consideration and other liabilities	0.00%	(0.20%)	(0.60%)
Effect of changes in uncertain tax positions	3.40%	32.60%	(2.20%)
Effect of previously unrecognized tax loss carryforward	(1.00%)	(1.30%)	0.00%
Effect of 2022 APA on prior years	0.00%	(0.70%)	8.00%
Effect of non-deductible amortization	0.70%	1.00%	1.50%
Effect of other items	0.80%	0.70%	(0.40%)
Effect of prior year items	0.10%	(0.70%)	0.60%
Effective tax rate	18.90%	(17.10%)	27.60%